Significant Accounting Policies - Accumulated Other Comprehensive Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Equity [Abstract]
Beginning Balance	$ 305	$ (562)	$ 1,487
Other comprehensive income (loss) before reclassifications, net of $474, ($445) and $1,292 tax effect, respectively	(188)	866	(2,370)
Amounts reclassified from accumulated other comprehensive income, net of ($207), $1 and $222 tax effect, respectively	(329)	1	321
Total other comprehensive income (loss)	(517)	867	(2,049)
Ending Balance	$ (212)	$ 305	$ (562)